UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2013 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.4%

Consumer Discretionary - 7.7%
Bright Horizons Family Solutions, Inc.*	359,000	$12,862,970
Hibbett Sports, Inc.*,1	255,000	14,318,250
Lithia Motors, Inc., Class A	145,000	10,579,200
Mattress Firm Holding Corp.*,1	210,000	6,678,000
Monro Muffler Brake, Inc.[1]	325,062	15,112,132
Oxford Industries, Inc.	191,350	13,007,973
Sotheby’s	395,000	19,406,350
Total Consumer Discretionary		91,964,875

Consumer Staples - 4.4%
Annie’s, Inc.*	162,647	7,985,968
Boston Beer Co., Inc., The, Class A*,1	47,000	11,477,870
Chefs’ Warehouse, Inc., The*	361,768	8,356,841
Inter Parfums, Inc.	270,058	8,099,039
United Natural Foods, Inc.*	241,357	16,224,018
Total Consumer Staples		52,143,736

Energy - 5.5%
American Standard Energy Corp.*,2	52,213	14,620
Bonanza Creek Energy, Inc.*,1	215,000	10,375,900
Gulfmark Offshore, Inc., Class A	180,000	9,160,200
Hornbeck Offshore Services, Inc.*	200,000	11,488,000
Matador Resources Co.*	400,000	6,532,000
Oasis Petroleum, Inc.*	185,064	9,092,194
PDC Energy, Inc.*	146,800	8,740,472
Sanchez Energy Corp.*	370,023	9,772,307
Total Energy		65,175,693

Financials - 7.0%
American Equity Investment Life Holding Co.	715,079	15,173,976
EverBank Financial Corp.	642,000	9,617,160
Kennedy-Wilson Holdings, Inc.	372,375	6,911,280
Montpelier Re Holdings, Ltd.	655,045	17,063,922
Portfolio Recovery Associates, Inc.*	195,047	11,691,117
Safety Insurance Group, Inc.	185,028	9,800,933
WisdomTree Investments, Inc.*	1,189,500	13,810,095
Total Financials		84,068,483

Health Care - 11.7%
Acadia Healthcare Co., Inc.*	180,000	7,097,400
Air Methods Corp.[1]	385,008	16,401,341
Align Technology, Inc.*	135,016	6,496,970
Array BioPharma, Inc.*	363,000	2,257,860
AVANIR Pharmaceuticals, Inc., Class A*	845,006	3,582,825
BioScrip, Inc.*	660,525	5,799,409
Brookdale Senior Living, Inc.*	292,042	7,680,705

	Shares	Value
Celldex Therapeutics, Inc.*,1	260,000	$9,211,800
Clovis Oncology, Inc.*	95,000	5,774,100
Globus Medical, Inc., Class A*,1	350,000	6,111,000
Haemonetics Corp.*	280,564	11,188,892
IPC The Hospitalist Co., Inc.*	171,163	8,731,025
Magellan Health Services, Inc.*	120,180	7,205,993
Sirona Dental Systems, Inc.*	110,173	7,373,879
Team Health Holdings, Inc.*	381,800	14,485,492
United Therapeutics Corp.*	120,075	9,467,914
Vocera Communications, Inc.*	265,000	4,929,000
Volcano Corp.*	270,055	6,459,716
Total Health Care		140,255,321

Industrials - 24.8%
Advisory Board Co., The*	256,556	15,259,951
Albany International Corp., Class A	514,596	18,458,559
Allegiant Travel Co.	120,756	12,722,852
Clean Harbors, Inc.*	288,547	16,926,167
Corporate Executive Board Co., The	260,059	18,885,485
DigitalGlobe, Inc.*	455,000	14,387,100
EMCOR Group, Inc.	343,524	13,442,094
EnPro Industries, Inc.*	148,200	8,923,122
Genesee & Wyoming, Inc., Class A*	170,709	15,870,816
Healthcare Services Group, Inc.	240,341	6,191,184
Insperity, Inc.	88,650	3,333,240
McGrath RentCorp	255,092	9,106,784
Old Dominion Freight Line, Inc.*	235,012	10,808,202
On Assignment, Inc.*	745,502	24,601,566
Orbital Sciences Corp.*	440,087	9,321,043
RBC Bearings, Inc.*	135,091	8,901,146
Rexnord Corp.*	415,000	8,632,000
Rush Enterprises, Inc., Class A*	260,000	6,892,600
Spirit Airlines, Inc.*	250,000	8,567,500
Standard Parking Corp.*	270,006	7,260,461
Trimas Corp.*	134,100	5,001,930
UTi Worldwide, Inc.	575,698	8,698,797
WABCO Holdings, Inc.*	67,044	5,649,127
WageWorks, Inc.*	360,050	18,164,523
WESCO International, Inc.*,1	168,300	12,879,999
West Corp.	320,050	7,095,509
Total Industrials		295,981,757

Information Technology - 35.0%
Angie’s List, Inc.*,1	264,740	5,956,650
Benefitfocus, Inc.*	93,250	4,584,170
Bottomline Technologies, Inc.*	494,318	13,781,586

1

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 35.0% (continued)
BroadSoft, Inc.*	210,081	$7,569,218
Cardtronics, Inc.*	365,709	13,567,804
CommVault Systems, Inc.*	97,081	8,526,624
CoStar Group, Inc.*	135,052	22,675,231
Dealertrack Technologies, Inc.*	445,086	19,067,484
EVERTEC, Inc.*	412,250	9,156,073
ExlService Holdings, Inc.*	500,571	14,256,262
Global Payments, Inc.	205,055	10,474,209
Heartland Payment Systems, Inc.[1]	477,869	18,980,957
Hittite Microwave Corp.*	193,841	12,667,509
Infoblox, Inc.*	270,000	11,291,400
Informatica Corp.*	225,014	8,768,796
j2 Global, Inc.[1]	405,073	20,059,215
Jack Henry & Associates, Inc.	350,099	18,068,609
Marketo, Inc.*,1	258,100	8,228,228
MAXIMUS, Inc.	245,062	11,037,592
Monotype Imaging Holdings, Inc.	400,094	11,466,694
NIC, Inc.	560,034	12,942,386
PDF Solutions, Inc.*	280,000	5,950,000
PROS Holdings, Inc.*	191,500	6,547,385
Qlik Technologies, Inc.*	460,000	15,750,400
RealPage, Inc.*,1	410,171	9,499,560
Semtech Corp.*	299,000	8,967,010
Shutterstock, Inc.*	111,300	8,093,736
Solera Holdings, Inc.	403,501	21,333,098
Splunk, Inc.*	24,818	1,490,073
SS&C Technologies Holdings, Inc.*	150,084	5,718,200
Textura Corp.*	200,000	8,616,000
Tyler Technologies, Inc.*	169,000	14,782,430
Ultimate Software Group, Inc.*	185,063	27,278,286
WEX, Inc.*	235,062	20,626,691
Total Information Technology		417,779,566

Materials - 1.3%
PolyOne Corp.	490,000	15,047,900
Total Common Stocks (cost $788,303,046)		1,162,417,331

Warrants - 0.0%#
American Standard Energy Corp., 01/26/20, Series A Warrant*,2	150,000	6,000
American Standard Energy Corp., 01/26/20, Series B Warrant*,2	150,000	3,000
American Standard Energy Corp., 03/28/20, Series C Warrant*,2	150,000	9,000
Total Warrants (cost $795,225)		18,000

	Principal Amount	Value
Short-Term Investments - 6.4%

Repurchase Agreements - 3.9%[3]
Cantor Fitzgerald Securities, dated 09/30/13, due 10/01/13, 0.110%, total to be received $6,586,082 (secured by various U.S. Government Agency Obligations, 0.000% - 12.500%, 11/15/13 - 05/01/51, totaling $6,717,783)	$6,586,062	$6,586,062
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.070%, total to be received $11,116,806 (secured by various U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $11,339,156)	11,116,784	11,116,784
JP Morgan Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $6,871,000 (secured by various U.S. Government Agency Obligations, 0.625% - 3.875%, 07/15/16 - 02/15/43, totaling $7,008,564)	6,870,992	6,870,992
Mizuho Securities USA, Inc., dated 09/30/13, due 10/01/13, 0.013%, total to be received $11,116,824 (secured byvarious U.S. Government Agency Obligations, 0.000% - 9.500%, 01/02/14 - 09/01/45, totaling $11,339,120)	11,116,784	11,116,784
Nomura Securities, dated 09/30/13, due 10/01/13, 0.080%, total to be received $11,116,809 (secured by various U.S. Government Agency Obligations, 1.798% - 5.916%, 04/17/14 - 10/01/43, totaling $11,339,205)	11,116,784	11,116,784
Total Repurchase Agreements		46,807,406

	Shares
Other Investment Companies - 2.5%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	29,690,003	29,690,003
Total Short-Term Investments (cost $76,497,409)		76,497,409

Total Investments - 103.8% (cost $865,595,680)		1,238,932,740
Other Assets, less Liabilities - (3.8)%		(45,328,339)
Net Assets - 100.0%		$1,193,604,401

2

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.5%

Consumer Discretionary - 18.1%
BorgWarner, Inc.	300,000	$30,417,000
Discovery Communications, Inc., Class C*	472,900	36,942,948
Foot Locker, Inc.	617,000	20,940,980
GNC Holdings, Inc., Class A	729,600	39,858,048
Hanesbrands, Inc.	428,400	26,693,604
National CineMedia, Inc.	743,600	14,024,296
O’Reilly Automotive, Inc.*	305,000	38,914,950
Pool Corp.	382,400	21,464,112
PVH Corp.	209,100	24,818,079
Ross Stores, Inc.	320,000	23,296,000
Sally Beauty Holdings, Inc.*	870,300	22,767,048
Tiffany & Co.	187,500	14,366,250
Tractor Supply Co.	311,800	20,943,606
Wyndham Worldwide Corp.	444,200	27,082,874
Total Consumer Discretionary		362,529,795

Consumer Staples - 3.8%
Church & Dwight Co., Inc.	375,200	22,530,760
Hershey Co., The	224,100	20,729,250
Monster Beverage Corp.*	253,300	13,234,925
WhiteWave Foods Co., Class A*	957,600	19,123,272
Total Consumer Staples		75,618,207

Energy - 6.2%
Cameron International Corp.*	428,300	24,999,871
Denbury Resources, Inc.*	1,380,500	25,415,005
Ensco PLC, Class A	362,600	19,489,750
Southwestern Energy Co.*	608,700	22,144,506
Whiting Petroleum Corp.*	540,600	32,354,910
Total Energy		124,404,042

Financials - 9.4%
Apollo Global Management LLC, Class A	830,250	23,462,865
Assured Guaranty, Ltd.	1,148,100	21,526,875
Axis Capital Holdings, Ltd.	178,025	7,710,263
Carlyle Group L.P., The	674,200	17,340,424
IntercontinentalExchange, Inc.*	198,000	35,921,160
McGraw-Hill Financial, Inc.	357,500	23,448,425
RenaissanceRe Holdings, Ltd.	646,900	58,563,857
Total Financials		187,973,869

Health Care - 9.4%
Boston Scientific Corp.*	2,076,800	24,381,632
Catamaran Corp.*	531,500	24,422,425
DaVita HealthCare Partners, Inc.*	1,202,300	68,410,870

	Shares	Value
Envision Healthcare Holdings, Inc.*	675,300	$17,578,059
Illumina, Inc.*	226,800	18,332,244
Premier, Inc., Class A*	326,100	10,337,370
Salix Pharmaceuticals, Ltd.*	373,400	24,972,992
Total Health Care		188,435,592

Industrials - 22.6%
AMETEK, Inc.	429,200	19,751,784
Clean Harbors, Inc.*	519,900	30,497,334
Copart, Inc.*	765,100	24,322,529
Equifax, Inc.	471,900	28,243,215
Hertz Global Holdings, Inc.*	1,592,600	35,292,016
IHS, Inc., Class A*	152,000	17,355,360
Kansas City Southern	176,900	19,345,784
L-3 Communications Holdings, Inc.	243,700	23,029,650
Nielsen Holdings N.V.[1]	1,172,900	42,752,205
Nordson Corp.	231,600	17,052,708
Pall Corp.	222,400	17,133,696
Rockwell Automation, Inc.	121,600	13,003,904
Rockwell Collins, Inc.	293,000	19,882,980
Ryanair Holdings PLC, Sponsored ADR	341,900	17,006,106
Stericycle, Inc.*	174,800	20,171,920
TransDigm Group, Inc.	126,100	17,490,070
URS Corp.	350,300	18,828,625
Verisk Analytics, Inc., Class A*	253,500	16,467,360
WABCO Holdings, Inc.*	456,200	38,439,412
WESCO International, Inc.*,1	204,100	15,619,773
Total Industrials		451,686,431

Information Technology - 20.4%
Alliance Data Systems Corp.*,1	299,100	63,250,677
Altera Corp.	390,350	14,505,406
Amdocs, Ltd.	963,000	35,284,320
ASML Holding N.V.[1]	144,000	14,221,440
Check Point Software Technologies, Ltd.*	238,900	13,512,184
Citrix Systems, Inc.*	385,600	27,227,216
FleetCor Technologies, Inc.*	200,500	22,087,080
Gartner, Inc.*	474,700	28,482,000
Global Payments, Inc.	413,700	21,131,796
Informatica Corp.*	536,400	20,903,508
Maxim Integrated Products, Inc.	550,300	16,398,940
NeuStar, Inc., Class A*	696,400	34,457,872
SolarWinds, Inc.*	441,200	15,468,472
Solera Holdings, Inc.	384,300	20,317,941
Teradata Corp.*	351,700	19,498,248

3

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.4% (continued)
Trimble Navigation, Ltd.*	454,200	$13,494,282
Vantiv, Inc., Class A*	1,009,900	28,216,606
Total Information Technology		408,457,988

Materials - 3.6%
Airgas, Inc.	135,900	14,412,195
Ecolab, Inc.	364,800	36,027,648
Reliance Steel & Aluminum Co.	291,700	21,372,859
Total Materials		71,812,702

Telecommunication Services - 4.0%
SBA Communications Corp., Class A*	990,400	79,687,584
Total Common Stocks (cost $1,371,108,698)		1,950,606,210

	Principal Amount
Short-Term Investments - 4.7%

Repurchase Agreements - 1.5%[3]
Citigroup Global Markets Inc., dated 09/30/13, due 10/01/13, 0.070%, totalto be received $7,347,143 (secured byvarious U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $7,494,095)	$7,347,129	7,347,129
Merrill Lynch, Pierce, Fenner & Smith, Inc.,dated 09/30/13, due 10/01/13, 0.080%, total to be received $7,347,145 (secured by various U.S. Government Agency Obligations, 1.359% - 7.000%, 02/01/16 - 05/01/46, totaling $7,494,072)	7,347,129	7,347,129
Mizuho Securities USA, Inc., dated 09/30/13, due 10/01/13, 0.130%, totalto be received $7,347,156 (secured byvarious U.S. Government Agency Obligations, 0.000% - 9.500%, 01/02/14 - 09/01/45, totaling $7,494,072)	7,347,129	7,347,129

	Principal Amount	Value
Morgan Stanley & Co. LLC, dated 09/30/13, due 10/01/13, 0.060%, totalto be received $7,347,141 (secured byvarious U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $7,494,074)	$7,347,129	$7,347,129
UBS Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $1,546,693 (secured by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/15/13 - 02/15/43, totaling $1,577,627)	1,546,691	1,546,691
Total Repurchase Agreements		30,935,207

	Shares
Other Investment Companies - 3.2%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	54,325,256	54,325,256
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	10,032,734	10,032,734
Total Other Investment Companies		64,357,990

Total Short-Term Investments (cost $95,293,197)		95,293,197

Total Investments - 102.2% (cost $1,466,401,895)		2,045,899,407
Other Assets, less Liabilities - (2.2)%		(44,529,203)
Net Assets - 100.0%		$2,001,370,204

4

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 101.7%

Consumer Discretionary - 28.1%
CTS Eventim AG (Germany)	1,166	$51,447
De’Longhi S.p.A. (Italy)	1,929	29,542
Dignity PLC (United Kingdom)	798	18,703
Don Quijote Co., Ltd. (Japan)	440	27,579
Emperor Watch & Jewellery, Ltd. (Hong Kong)	289,000	25,726
Global Mediacom Tbk PT (Indonesia)	115,000	19,159
Greene King PLC (United Kingdom)	5,230	67,833
Invocare, Ltd. (Australia)	5,355	56,076
Izumi Co., Ltd. (Japan)	1,600	46,666
Koito Manufacturing Co., Ltd. (Japan)	2,700	51,489
Nitori Holdings Co., Ltd. (Japan)	620	56,777
Paddy Power PLC (Ireland)*	373	29,898
Samsonite International, S.A. (United States)	14,700	41,098
Slater & Gordon, Ltd. (Australia)	15,665	53,340
Sumitomo Rubber Industries, Ltd. (Japan)	3,700	57,270
Tamedia AG (Switzerland)	310	35,993
Wotif.com Holdings, Ltd. (Australia)	3,895	17,097
Yoox S.p.A. (Italy)*	800	27,464
Total Consumer Discretionary		713,157

Consumer Staples - 6.1%
Distilliers Co. of Sri Lanka (Sri Lanka)	15,275	21,447
Naturex (France)	488	39,276
Prince Frog International Holdings, Ltd. (China)	28,000	19,600
Sugi Holdings Co., Ltd. (Japan)	1,330	57,105
Viscofan, S.A. (Spain)	312	17,842
Total Consumer Staples		155,270

Energy - 4.8%
Hunting PLC (United Kingdom)	3,519	45,357
Premier Oil PLC (United Kingdom)	8,135	42,806
TGS Nopec Geophysical Co. ASA (Norway)	1,180	34,737
Total Energy		122,900

Financials - 13.0%
Aeon Mall Co., Ltd. (Japan)	40	1,191
Amlin PLC (United Kingdom)	4,670	30,578
Anadolu Hayat Emeklilik A.S. (Turkey)	13,117	29,581
Bank of Georgia Holdings PLC (United Kingdom)	455	14,219
Challenger, Ltd. (Australia)	2,465	12,660
FBD Holdings PLC (Ireland)*	2,190	44,145
IFG Group PLC (Ireland)	8,340	15,232
kabu.com Securities Co., Ltd. (Japan)	4,700	26,029

	Shares	Value
Paragon Group of Cos. PLC (United Kingdom)	3,910	$19,742
Shriram Transport Finance Co., Ltd. (India)	900	8,262
St. James’s Place PLC (United Kingdom)	6,367	63,353
Tokyo Tatemono Co., Ltd. (Japan)	4,000	36,777
Warsaw Stock Exchange (Poland)	1,040	12,677
Yes Bank, Ltd. (India)	3,100	14,250
Total Financials		328,696

Health Care - 10.8%
ALK-Abello A/S (Denmark)	390	37,139
CMIC Holdings Co., Ltd. (Japan)[1]	1,825	25,003
DiaSorin S.p.A. (Italy)	770	33,215
Miraca Holdings, Inc. (Japan)	930	41,564
Orpea (France)	1,330	67,008
Tecan Group AG (Switzerland)	460	48,516
Top Glove Corp. Bhd (Malaysia)	10,540	20,339
Total Health Care		272,784

Industrials - 20.6%
AirAsia BHD (Malaysia)	37,000	29,058
Bertrandt AG (Germany)	162	20,428
Haitian International Holdings, Ltd. (China)	8,510	19,582
IMI PLC (United Kingdom)	934	21,990
Interpump Group S.p.A. (Italy)	3,200	34,803
Nabtesco Corp. (Japan)	1,700	41,548
New Melrose PLC (United Kingdom)*	16,450	79,865
Norma Group SE (Germany)	1,795	86,489
Outotec OYJ (Finland)[1]	1,534	21,010
Palfinger AG (Austria)	1,890	73,955
Prosegur Cia de Seguridad, S.A. (Spain)	2,235	13,058
THK Co., Ltd. (Japan)	2,000	44,549
Toshiba Machine Co., Ltd. (Japan)	5,700	29,551
Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	220	6,429
Total Industrials		522,315

Information Technology - 11.5%
Altran Technologies, SA (France)	2,525	20,763
EVS Broadcast Equipment, S.A. (Belgium)	200	12,903
Horiba, Ltd. (Japan)	695	26,071
Largan Precision Co., Ltd. (Taiwan)	1,000	33,645
Lo-Q PLC (United Kingdom)*	2,490	25,194
Spectris PLC (United Kingdom)	1,922	68,601
Telecity Group PLC (United Kingdom)	2,435	32,711
Wirecard AG (Germany)	2,062	70,553
Total Information Technology		290,441

5

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.3%
AZ Electronic Materials SA (Luxembourg)	5,080	$24,254
Frutarom Industries, Ltd. (Israel)	2,170	39,607
JSR Corp. (Japan)	1,115	20,745
Regis Resources, Ltd. (Australia)*	6,765	25,602
Total Materials		110,208

Telecommunication Services - 0.8%
Tower Bersama Infrastructure Tbk PT (Indonesia)*	38,820	19,610

Utilities - 1.7%
Rubis SCA (France)	695	43,901
Total Common Stocks (cost $2,352,731)		2,579,282

	Principal Amount	Value
Short-Term Investments - 2.0%

Repurchase Agreements - 0.6%[3]
Barclays Capital, Inc., dated 09/30/13, due 10/01/13, 0.060%, total to be received $15,687 (secured by various U.S. Government Agency Obligations, 0.000% - 4.250%, 10/15/13 - 11/15/41, totaling $16,001)	$15,687	$15,687

	Shares
Other Investment Companies - 1.4%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	34,719	34,719
Total Short-Term Investments (cost $50,406)		50,406

Total Investments - 103.7% (cost $2,403,137)		2,629,688
Other Assets, less Liabilities - (3.7)%		(94,537)
Net Assets - 100.0%		$2,535,151

6

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 95.4%

Consumer Discretionary - 18.9%
Arctic Cat, Inc.	208,800	$11,912,040
Asbury Automotive Group, Inc.*	113,257	6,025,272
Ascena Retail Group, Inc.*	463,400	9,235,562
Brunswick Corp.	344,700	13,756,977
Drew Industries, Inc.	170,850	7,780,509
Gildan Activewear, Inc.	228,900	10,630,116
Group 1 Automotive, Inc.	40,300	3,130,504
Harman International Industries, Inc.	138,400	9,166,232
Hillenbrand, Inc.	286,800	7,849,716
La-Z-Boy, Inc.	433,100	9,835,701
MDC Partners, Inc., Class A	497,700	13,925,646
Signet Jewelers, Ltd.	113,200	8,110,780
Winnebago Industries, Inc.*	256,600	6,661,336
Total Consumer Discretionary		118,020,391

Energy - 6.0%
Bristow Group, Inc.	123,300	8,971,308
EPL Oil & Gas, Inc.*	306,900	11,389,059
Key Energy Services, Inc.*	699,400	5,098,626
TETRA Technologies, Inc.*	563,500	7,060,655
Ultra Petroleum Corp.*,1	223,900	4,605,623
Total Energy		37,125,271

Financials - 17.4%
BancorpSouth, Inc.	689,300	13,744,642
BBCN Bancorp, Inc.	397,500	5,469,600
Berkshire Hills Bancorp, Inc.	230,612	5,790,667
Brookline Bancorp, Inc.	774,900	7,291,809
Evercore Partners, Inc., Class A	133,300	6,562,359
First Midwest Bancorp, Inc.	661,600	9,996,776
Greenhill & Co., Inc.	128,300	6,399,604
Hanover Insurance Group, Inc., The	181,100	10,018,452
Park Sterling Corp.	1,179,900	7,563,159
Reinsurance Group of America, Inc.	125,747	8,423,792
Sterling Financial Corp.	316,600	9,070,590
Symetra Financial Corp.	611,300	10,893,366
Validus Holdings, Ltd.	201,300	7,444,074
Total Financials		108,668,890

Health Care - 5.3%
Cambrex Corp.*	772,300	10,194,360
Cross Country Healthcare, Inc.*	210,764	1,277,230
Symmetry Medical, Inc.*	865,385	7,061,542
Teleflex, Inc.	179,650	14,781,602
Total Health Care		33,314,734

	Shares	Value
Industrials - 25.9%
CBIZ, Inc.*,1	1,461,675	$10,874,862
Columbus McKinnon Corp.*	387,450	9,310,424
EnPro Industries, Inc.*	123,300	7,423,893
G&K Services, Inc., Class A	119,200	7,198,488
General Cable Corp.	250,021	7,938,167
GP Strategies Corp.*	200,046	5,245,206
Huron Consulting Group, Inc.*	188,400	9,911,724
Korn/Ferry International*	419,800	8,983,720
Luxfer Holdings PLC, ADR	578,600	9,246,028
Manpowergroup, Inc.	139,000	10,110,860
McGrath RentCorp	311,000	11,102,700
Quality Distribution, Inc.*	1,011,300	9,344,412
Rush Enterprises, Inc., Class A*	188,700	5,002,437
Spirit Aerosystems Holdings, Inc., Class A*	367,300	8,903,352
Steelcase, Inc., Class A	608,800	10,118,256
Swift Transportation Co.*	246,500	4,976,835
Trimas Corp.*	317,000	11,824,100
Triumph Group, Inc.	95,600	6,713,032
United Rentals, Inc.*,1	125,800	7,332,882
Total Industrials		161,561,378

Information Technology - 17.4%
Actuate Corp.*	769,800	5,658,030
Anixter International, Inc.*	82,900	7,267,014
Benchmark Electronics, Inc.*	391,189	8,954,316
Fairchild Semiconductor International, Inc.*	832,700	11,566,203
Integrated Silicon Solution, Inc.*	676,700	7,369,263
Monotype Imaging Holdings, Inc.	201,300	5,769,258
NeuStar, Inc., Class A*	186,200	9,213,176
Perficient, Inc.*	473,000	8,684,280
Plantronics, Inc.	221,400	10,195,470
Radisys Corp.*	46,186	148,257
Rudolph Technologies, Inc.*	520,800	5,937,120
Sanmina Corp.*	621,400	10,868,286
Virtusa Corp.*	282,601	8,212,385
Zebra Technologies Corp., Class A*	183,700	8,363,861
Total Information Technology		108,206,919

Materials - 4.5%
Avery Dennison Corp.	221,400	9,635,328
Headwaters, Inc.*	855,400	7,690,046
Koppers Holdings, Inc.	251,600	10,730,740
Total Materials		28,056,114
Total Common Stocks (cost $483,167,650)		594,953,697

7

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 6.5%

Repurchase Agreements - 1.9%[3]
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.070%, total to be received $2,696,910 (secured by various U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $2,750,852)	$2,696,905	$2,696,905
JP Morgan Securities LLC, dated 09/30/13, due 10/01/13, 0.070%, total to be received $2,696,910 (secured by various U.S. Government Agency Obligations, 2.000% - 5.500%, 03/01/23 - 07/01/43, totaling $2,750,873)	2,696,905	2,696,905
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/13, due 10/01/13, 0.080%, total to be received $2,696,911 (secured by various U.S. Government Agency Obligations, 1.359% - 7.000%, 02/01/16 - 05/01/46, totaling $2,750,843)	2,696,905	2,696,905
Morgan, Stanley & Co., LLC, dated 09/30/13, due 10/01/13, 0.060%, total to be received $2,696,909 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $2,750,844)	2,696,905	2,696,905
UBS Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $567,742 (secured by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/15/13 - 02/15/43, totaling $579,097)	567,741	567,741
Total Repurchase Agreements		11,355,361

	Shares	Value
Other Investment Companies - 4.6%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.060%	28,800,020	$28,800,020
Total Short-Term Investments (cost $40,155,381)		40,155,381

Total Investments - 101.9% (cost $523,323,031)		635,109,078
Other Assets, less Liabilities - (1.9)%		(11,606,456)
Net Assets - 100.0%		$623,502,622

8

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.8%

Consumer Discretionary - 14.1%
BJ’s Restaurants, Inc.*	57,005	$1,637,184
Grand Canyon Education, Inc.*	154,915	6,239,976
Group 1 Automotive, Inc.	65,770	5,109,014
Hibbett Sports, Inc.*	52,345	2,939,172
Life Time Fitness, Inc.*	50,190	2,583,279
Monro Muffler Brake, Inc.	34,740	1,615,063
Pier 1 Imports, Inc.	126,745	2,474,062
Ryland Group, Inc., The	80,060	3,245,632
Steiner Leisure, Ltd.*	34,610	2,022,262
Texas Roadhouse, Inc.	138,125	3,629,925
Tupperware Brands Corp.	40,410	3,490,212
Total Consumer Discretionary		34,985,781

Consumer Staples - 0.9%
WD-40 Co.	35,390	2,296,811

Energy - 5.5%
Dril-Quip, Inc.*	38,116	4,373,811
Forum Energy Technologies, Inc.*	84,514	2,282,723
Gulfport Energy Corp.*	110,380	7,101,849
Total Energy		13,758,383

Financials - 20.4%
American Campus Communities, Inc.	65,980	2,253,217
AMERISAFE, Inc.	21,781	773,443
Cohen & Steers, Inc.[1]	88,995	3,142,413
Glacier Bancorp, Inc.	161,270	3,984,982
Iberiabank Corp.	53,715	2,786,197
MarketAxess Holdings, Inc.	95,205	5,716,108
Mid-America Apartment Communities, Inc.	39,620	2,476,250
National Health Investors, Inc.	47,755	2,716,782
Pebblebrook Hotel Trust	106,245	3,050,294
Portfolio Recovery Associates, Inc.*	99,469	5,962,172
ProAssurance Corp.	68,830	3,101,480
Signature Bank*	49,210	4,503,699
Stifel Financial Corp.*	93,065	3,836,139
SVB Financial Group*	34,700	2,997,039
Umpqua Holdings Corp.	66,435	1,077,576
ViewPoint Financial Group, Inc.	109,725	2,268,016
Total Financials		50,645,807

Health Care - 11.9%
Acadia Healthcare Co., Inc.*	1,800	70,974
Air Methods Corp.	72,595	3,092,547
Cantel Medical Corp.	45,237	1,440,798

	Shares	Value
Cubist Pharmaceuticals, Inc.*	72,365	$4,598,796
Hanger, Inc.*	111,645	3,769,135
HMS Holdings Corp.*	83,895	1,804,581
ICU Medical, Inc.*	56,465	3,835,667
IPC The Hospitalist Co., Inc.*	58,980	3,008,570
Medidata Solutions, Inc.*	35,620	3,523,887
West Pharmaceutical Services, Inc.	106,190	4,369,719
Total Health Care		29,514,674

Industrials - 17.9%
CLARCOR, Inc.	69,160	3,840,455
Corporate Executive Board Co., The	53,415	3,878,997
Healthcare Services Group, Inc.	111,975	2,884,476
Heartland Express, Inc.	199,495	2,830,834
II-VI, Inc.*	101,145	1,903,549
Middleby Corp., The*	28,288	5,909,646
Mobile Mini, Inc.*	79,310	2,701,299
Nordson Corp.	51,120	3,763,966
Proto Labs, Inc.*,1	38,885	2,970,425
RBC Bearings, Inc.*	60,975	4,017,643
Ritchie Bros. Auctioneers, Inc.[1]	113,680	2,294,062
Toro Co., The	63,550	3,453,942
Universal Forest Products, Inc.	48,570	2,044,797
US Ecology, Inc.	65,280	1,966,886
Total Industrials		44,460,977

Information Technology - 21.1%
Blackbaud, Inc.	83,400	3,255,936
Cardtronics, Inc.*	85,750	3,181,325
Cavium, Inc.*	60,615	2,497,338
Cognex Corp.	152,010	4,767,034
Cohu, Inc.	104,350	1,138,458
CoStar Group, Inc.*	24,908	4,182,053
FEI Co.	64,200	5,636,760
Hittite Microwave Corp.*	52,435	3,426,627
NIC, Inc.	135,350	3,127,939
Power Integrations, Inc.	58,350	3,159,653
PROS Holdings, Inc.*	94,440	3,228,904
Rofin-Sinar Technologies, Inc.*	85,610	2,072,618
SciQuest, Inc.*	72,230	1,622,286
Solera Holdings, Inc.	40,915	2,163,176
Sourcefire, Inc.*	40,040	3,039,837
Tyler Technologies, Inc.*	69,655	6,092,723
Total Information Technology		52,592,667

Materials - 3.5%
Compass Minerals International, Inc.	25,718	1,961,512

9

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.5% (continued)
Flotek Industries, Inc.*	130,130	$2,992,990
Silgan Holdings, Inc.	79,805	3,750,835
Total Materials		8,705,337

Utilities - 3.5%
Cleco Corp.	99,460	4,459,786
NorthWestern Corp.	93,402	4,195,618
Total Utilities		8,655,404

Total Common Stocks (cost $189,471,378)		245,615,841

	Principal Amount
Short-Term Investments - 3.1%

Repurchase Agreements - 1.6%[3]
Barclays Capital, dated 09/30/13, due 10/01/13, 0.060%, total to be received $103,431 (secured by various U.S. Government Agency Obligations, 0.000% - 4.250%, 10/15/13 - 11/15/41, totaling $105,500)	$103,431	103,431
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.100%, total to be received $1,000,003 (secured by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/14 - 09/15/49, totaling $1,020,000)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 09/30/13, due 10/01/13, 0.150%, total to be received $1,000,004 (secured by various U.S. Government Agency Obligations, 2.000% - 8.000%, 04/15/18 - 07/15/53, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
JP Morgan Securities LLC, dated 09/30/13, due 10/01/13, 0.070%, total to be received $1,000,002 (secured by various U.S. Government Agency Obligations, 2.000% - 5.500%, 03/01/23 - 07/01/43, totaling $1,020,011)	$1,000,000	$1,000,000
Morgan, Stanley & Co., LLC, dated 09/30/13, due 10/01/13, 0.060%, total to be received $1,000,002 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		4,103,431

	Shares
Other Investment Companies - 1.5%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,745,023	3,745,023
Total Short-Term Investments (cost $7,848,454)		7,848,454

Total Investments - 101.9% (cost $197,319,832)		253,464,295
Other Assets, less Liabilities - (1.9)%		(4,806,867)
Net Assets - 100.0%		$248,657,428

10

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 94.1%

Alabama - 0.6%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,415,000	$1,416,231

Arizona - 6.8%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%, 03/01/30	8,080,000	7,502,522
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	7,500,000	7,320,900
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2012 A, 4.500%, 06/01/30	2,000,000	1,855,640
Total Arizona		16,679,062

California - 3.4%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	325,000	306,631
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,555,000	3,446,110
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	495,000	462,558
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,260,000	2,263,390
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,935,000	1,994,753
Total California		8,473,442

Colorado - 3.4%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	7,250,000	8,327,930

District of Columbia - 4.0%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (FGIC Insured)[5]	5,025,000	5,049,823
District of Columbia Student Dorm Revenue, Howard University, 5.000%, 10/01/45	5,600,000	4,814,488
Total District of Columbia		9,864,311

Florida - 3.6%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,905,000	3,876,689
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	5,000,000	4,801,850
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	51,838
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	157,553
Total Florida		8,887,930

Illinois - 2.2%
Illinois State General Obligation, 5.500%, 07/01/38	3,300,000	3,268,881
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,980,000	2,112,363
Total Illinois		5,381,244

Indiana - 4.0%
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	5,000,000	4,851,850
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	5,475,000	4,981,702
Total Indiana		9,833,552

Iowa - 2.9%
Iowa Finance Authority, Alcoa, Inc. Project, 4.750%, 08/01/42	8,380,000	7,061,658

Kentucky - 1.5%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,835,000	1,921,282

11

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Kentucky - 1.5% (continued)
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	$1,705,000	$1,786,567
Total Kentucky		3,707,849

Louisiana - 1.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,575,000	4,778,633

Maine - 2.0%
Maine Health & Higher Educational Facilities Authority Revenue, Eastern Maine Medical Center Obligation Group, Series 2013, 5.000%, 07/01/43	5,100,000	4,946,031

Maryland - 1.0%
Maryland State Health & Higher Educational Facilities Authority Revenue, Frederick Memorial Hospital, Series 2012 A, 4.000%, 07/01/38	3,000,000	2,483,670

Massachusetts - 2.9%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	895,000	999,482
Massachusetts State Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42	5,000,000	4,129,600
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,030,000	2,101,659
Total Massachusetts		7,230,741

Michigan - 1.9%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,690,000	4,788,912

Nebraska - 1.9%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,000,000	4,814,900

New Hampshire - 3.1%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	8,220,000	7,611,309

New Jersey - 3.4%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,420,000	1,426,859
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,400,000	4,141,148
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	2,730,000	2,827,570
Total New Jersey		8,395,577

New York - 2.7%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,655,000	4,680,184
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,845,000	1,978,855
Total New York		6,659,039

North Dakota - 3.9%
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	9,750,000	9,519,608

Ohio - 4.1%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	10,000,000	10,075,200

Pennsylvania - 6.8%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	5,230,000	5,362,947

12

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 6.8% (continued)
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	$3,135,000	$2,797,925
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	8,000,000	7,362,000
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,340,293
Total Pennsylvania		16,863,165

Tennessee - 1.6%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	198,406
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	4,000,000	3,772,640
Total Tennessee		3,971,046

Texas - 15.8%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,520,000	3,554,566
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	2,200,000	1,939,344
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	2,350,000	1,998,863
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 B, 4.750%, 11/01/42	1,510,000	1,284,678
Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	7,000,000	7,010,640
Grand Parkway Transportation Corp. Sub Tier Toll Revenue, Series 2013 B, 5.250%, 10/01/51	3,270,000	3,275,036
Gulf Coast Industrial Development Authority, CITGO Petroleum Project, 4.875%, 05/01/25	5,000,000	4,698,050
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	9,120,000	8,951,554
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	2,190,000	2,549,116
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	3,425,000	3,755,136
Total Texas		39,016,983

Virgin Islands - 2.9%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	7,250,000	7,232,382

Virginia - 2.9%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	2,475,000	2,219,753
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	124,712
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	5,415,000	4,777,654
Total Virginia		7,122,119

West Virginia - 2.9%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[6]	7,050,000	7,224,065
Total Municipal Bonds (cost $247,570,479)		232,366,589

	Shares
Short-Term Investments - 6.1%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $15,144,393)	15,144,393	15,144,393
Total Investments - 100.2% (cost $262,714,872)		247,510,982
Other Assets, less Liabilities - (0.2)%		(508,808)
Net Assets - 100.0%		$247,002,174

13

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 94.5%

Arizona - 4.0%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$2,185,000	$2,538,970
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,275,000	1,508,950
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,025,000	4,762,259
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	650,000	736,801
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,045,000	1,212,817
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[5]	590,000	670,800
Total Arizona		11,430,597

California - 7.7%
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	1,675,000	1,955,278
California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,200,000	1,275,060
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)[5]	215,000	235,120
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,170,500
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	285,207
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)[5]	390,000	461,253
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,135,000	2,440,732
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	1,944,127
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,705,000	1,975,942
East Bay Municipal Utility District, Water Revenue, Series 2012 B, 5.000%, 06/01/19	2,050,000	2,431,853
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20[6]	3,070,000	3,678,290
Los Angeles Unified School District General Obligation, Series 2007 H, 5.000%, 07/01/21 (AGM Insured)[5]	1,515,000	1,683,347
Orange County Transportation Authority Toll Road Revenue, Senior Lien-91 Express Lanes, 5.000%, 08/15/21	1,080,000	1,264,140
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)[5]	630,000	734,706
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	240,815
Total California		21,776,370

Colorado - 2.2%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	274,090
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,056,652
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	2,500,000	2,794,175
Total Colorado		6,124,917

Florida - 7.0%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	795,000	896,148
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,257,892
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	3,600,000	4,240,836
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,660,000	1,874,223
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	370,000	407,599

14

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 7.0% (continued)
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[5]	$520,000	$584,480
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	800,000	946,192
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	710,000	834,143
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,222,640
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,610,000	1,904,533
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,530,000	1,796,572
Total Florida		19,965,258

Illinois - 5.5%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	380,863
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	315,000	347,921
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%, 06/01/17 (AMBAC Insured)[5]	1,090,000	1,191,414
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,730,000	1,983,877
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)[5]	335,000	395,266
Illinois State General Obligation, 5.500%, 07/01/26	2,000,000	2,138,300
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,520,000	4,041,453
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	675,000	766,024
Illinois State Sales Tax Revenue, Build Illinois, Series B, 5.000%, 06/15/20	305,000	352,983
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,645,920
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,045,000	2,378,744
Total Illinois		15,622,765

Iowa - 0.3%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	665,000	774,080

Kansas - 0.1%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)[5]	410,000	423,924

Kentucky - 3.4%
Kentucky Infrastructure Authority, Wastewater & Drinking Water, Series A, 5.000%, 02/01/22	3,225,000	3,786,827
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/22	1,500,000	1,731,705
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/24	1,500,000	1,720,905
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	500,000	582,715
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,500,000	1,752,765
Total Kentucky		9,574,917

Louisiana - 1.7%
Louisiana Gasoline & Fuels Tax Revenue, Series 2012 A-1, 5.000%, 05/01/19	500,000	586,860
Louisiana State General Obligation, Series 2012 C, 5.000%, 07/15/22	3,620,000	4,335,891
Total Louisiana		4,922,751

Maine - 0.2%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	610,000	690,794

Massachusetts - 4.0%
Massachusetts State Bay Transportation Authority Sales Tax Revenue, Series 2004 C, 5.500%, 07/01/23	1,750,000	2,168,985

15

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 4.0% (continued)
Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	$2,895,000	$3,426,609
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,853,269
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,655,000	3,157,565
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	650,000	755,579
Total Massachusetts		11,362,007

Michigan - 4.0%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	1,835,000	2,127,958
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	3,475,000	3,769,437
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[5]	3,015,000	3,247,487
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)[5]	1,080,000	1,201,900
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,111,990
Total Michigan		11,458,772

Mississippi - 1.0%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	2,500,000	2,906,300

Nebraska - 1.3%
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,020,000	2,340,574
Nebraska Public Power District Revenue, Series 2012 C, 5.000%, 01/01/21	1,250,000	1,404,000
Total Nebraska		3,744,574

New Jersey - 7.0%
New Jersey Economic Development Authority Lease Reveue, Rutgers University, 5.000%, 06/15/23	1,375,000	1,597,365
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,910,000	2,186,663
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,525,000	2,775,354
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,223,100
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,635,000	2,966,905
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,060,000	1,241,027
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,302,342
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,770,937
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	3,275,000	3,787,144
Total New Jersey		19,850,837

New York - 14.0%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,683,288
Metropolitan Transportation Authority Dedicated Tax Fund, Series A, 5.250%, 11/15/26	2,090,000	2,336,892
Metropolitan Transportation Authority Revenue, Series 2012 A, 5.000%, 11/15/23	2,215,000	2,558,347
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	2,155,000	2,504,024
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,370,709
New York City General Obligation, Series E, 5.250%, 08/01/22	3,000,000	3,594,600
New York City Health & Hospital Corp., 5.000%, 02/15/23	1,000,000	1,149,010
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	170,361
New York City Transitional Finance Authority Future Tax Secured Revenue, Series H, 5.000%, 11/01/21	3,000,000	3,552,660
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,145,000	1,338,345
New York State Dormitory Authority Revenue, State University Facilities, Series A, 5.000%, 07/01/22	4,000,000	4,621,120

16

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York - 14.0% (continued)
New York State Thruway Authority, Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	$1,000,000	$1,167,980
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	3,325,000	3,849,984
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	675,000	764,957
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,740,000	3,169,605
Sales Tax Asset Receivable Corp., Series 2004 A, 5.250%, 10/15/19 (National Insured)[5]	2,000,000	2,091,400
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,080,000	1,263,341
Triborough Bridge & Tunnel Authority Revenue, Series 2013 B, 5.000%, 11/15/21	1,525,000	1,801,010
Total New York		39,987,633

North Carolina - 1.9%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23	3,000,000	3,362,730
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	290,000	323,454
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2012 A, 5.000%, 01/01/19	1,450,000	1,670,980
Total North Carolina		5,357,164

Ohio - 6.4%
American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,785,200
Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,000,000	3,528,660
Hamilton County Sewer System Revenue, Series A, 5.000%, 12/01/22	1,000,000	1,184,640
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,155,120
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,568,544
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,370,000	1,629,670
Ohio State University, Series A, 5.000%, 12/01/20	2,570,000	2,969,609
Ohio State Water Development Authority, 5.000%, 06/01/23	2,000,000	2,381,320
Total Ohio		18,202,763

Oregon - 0.8%
Oregon State Facilities Authority, Legacy Health Project, Series 2011 A, 5.250%, 05/01/19	1,050,000	1,202,974
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,030,000	1,185,520
Total Oregon		2,388,494

Pennsylvania - 1.7%
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,330,000	1,502,381
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	2,245,000	2,537,232
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	465,000	543,334
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	339,327
Total Pennsylvania		4,922,274

South Carolina - 2.2%
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,260,000	2,613,939
South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	3,045,000	3,517,158
Total South Carolina		6,131,097

Texas - 4.7%
Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,750,000	3,238,592
Cypress-Fairbanks Independent School District, 5.000%, 02/15/23 (PSF-GTD Insured)[5]	2,565,000	3,043,296
El Paso Water & Sewer Revenue, Series A, 5.000%, 03/01/22	1,000,000	1,176,120
Houston General Obligation, Public Improvement, Series E, 5.000%, 03/01/20 (AGM Insured)[5]	5,000	5,438
Lake Travis Independent School District, Series 2013, 5.000%, 02/15/21 (PSF-GTD Insured)[5]	1,500,000	1,778,550

17

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 4.7% (continued)
Texas A&M University, Series D, 5.000%, 05/15/21	$1,500,000	$1,784,910
Texas State Transportation Commission Mobility Fund, 5.000%, 04/01/21	290,000	322,753
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,190,000	1,392,407
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	615,000	701,924
Total Texas		13,443,990

Vermont - 0.2%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	459,220

Virginia - 2.8%
Richmond Public Utility Revenue, Series A, 5.000%, 01/15/20	3,000,000	3,490,320
Virginia College Building Authority, Educational Facilities Authority Revenue, 21ST Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,250,000	2,635,380
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,680,000	1,980,149
Total Virginia		8,105,849

Washington - 7.4%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,145,000	1,355,096
Grant County Public Utility District No. 2, Electric System Revenue, Series 2011 I, 5.000%, 01/01/20	1,045,000	1,208,866
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,477,384
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	1,050,000	1,229,056
Spokane Public Facilities District, Series B, 5.000%, 12/01/20	1,000,000	1,146,010
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,734,915
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,630,000	4,235,230
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,558,840
Washington State General Obligation, Series A, 5.000%, 08/01/22	2,500,000	2,974,825
Total Washington		20,920,222

Wisconsin - 3.0%
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/23	1,960,000	2,291,632
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,674,886
Wisconsin State General Obligation, Series C, 5.000%, 05/01/23	2,235,000	2,554,247
Total Wisconsin		8,520,765
Total Municipal Bonds (cost $271,639,026)		269,068,334

	Shares
Short-Term Investments - 6.0%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $17,102,544)	17,102,544	17,102,544
Total Investments - 100.5% (cost $288,741,570)		286,170,878
Other Assets, less Liabilities - (0.5)%		(1,542,688)
Net Assets - 100.0%		$284,628,190

18

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 27.0%
AutoZone, Inc.*	1,224	$517,422
CBS Corp., Class B	9,827	542,057
Coach, Inc.	10,093	550,371
Gap, Inc., The	12,052	485,455
Hanesbrands, Inc.	8,444	526,146
Home Depot, Inc., The	7,190	545,362
Macy’s, Inc.	11,231	485,965
O’Reilly Automotive, Inc.*	4,493	573,262
PetSmart, Inc.	7,364	561,579
priceline.com, Inc.*	556	562,088
PulteGroup, Inc.	32,757	540,491
Ross Stores, Inc.	7,581	551,897
Scripps Networks Interactive, Inc., Class A	7,776	607,383
Starwood Hotels & Resorts Worldwide, Inc.	7,982	530,404
TJX Cos., Inc.	10,147	572,189
Total Consumer Discretionary		8,152,071

Consumer Staples - 1.7%
CVS Caremark Corp.	9,150	519,263

Financials - 5.3%
American Express Co.	6,733	508,476
BlackRock, Inc.	1,969	532,851
Franklin Resources, Inc.	11,283	570,356
Total Financials		1,611,683

Health Care - 16.5%
Abbott Laboratories	15,139	502,463
Agilent Technologies, Inc.	10,926	559,958
Becton, Dickinson and Co.	5,173	517,403
Biogen Idec, Inc.*	2,258	543,636
Celgene Corp.*	3,613	556,149
Gilead Sciences, Inc.*	9,247	581,082
McKesson Corp.	4,486	575,554
Medtronic, Inc.	9,842	524,087
Mylan, Inc.*	16,257	620,530
Total Health Care		4,980,862

Industrials - 10.9%
Boeing Co., The	4,669	548,608
Cummins, Inc.	4,380	581,971
Danaher Corp.	7,954	551,371

	Shares	Value
Equifax, Inc.	8,184	$489,812
Rockwell Automation, Inc.	5,330	569,990
Union Pacific Corp.	3,561	553,166
Total Industrials		3,294,918

Information Technology - 33.4%
Accenture PLC, Class A	7,137	525,569
Apple, Inc.	1,127	537,297
Cisco Systems, Inc.	22,532	527,699
EMC Corp.	20,427	522,114
F5 Networks, Inc.*	6,137	526,309
Fidelity National Information Services, Inc.	11,912	553,193
Google, Inc., Class A*	628	550,071
International Business Machines Corp.	2,878	532,948
KLA-Tencor Corp.	8,997	547,467
Microsoft Corp.	15,132	504,047
NetApp, Inc.	13,249	564,672
Oracle Corp.	15,572	516,523
QUALCOMM, Inc.	8,464	570,135
SanDisk Corp.	8,301	493,993
Skyworks Solutions, Inc.*	21,914	544,344
Symantec Corp.	20,172	499,257
Synopsys, Inc.*	13,992	527,498
Visa, Inc., Class A	2,879	550,177
Western Digital Corp.	7,701	488,243
Total Information Technology		10,081,556

Materials - 3.5%
Monsanto Co.	4,703	490,852
PPG Industries, Inc.	3,307	552,467
Total Materials		1,043,319
Total Common Stocks (cost $23,318,247)		29,683,672
Other Investment Companies - 1.8%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $548,333)	548,333	548,333
Total Investments - 100.1% (cost $23,866,580)		30,232,005
Other Assets, less Liabilities - (0.1)%		(30,004)
Net Assets - 100.0%		$30,202,001

19

Yacktman Focused Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 79.5%

Consumer Discretionary - 12.9%
Apollo Group, Inc., Class A*	2,705,000	$56,291,050
Comcast Corp., Class A	2,300,000	99,751,000
News Corp., Class A*	4,779,400	76,757,164
Twenty-First Century Fox, Inc., Class A	27,500,000	921,250,000
Viacom, Inc., Class B	3,000,000	250,740,000
Total Consumer Discretionary		1,404,789,214

Consumer Staples - 29.8%
Avon Products, Inc.	7,200,000	148,320,000
Clorox Co., The	2,660,000	217,375,200
Coca-Cola Co., The	17,267,000	654,073,960
PepsiCo, Inc.	11,635,000	924,982,500
Procter & Gamble Co., The	10,640,000	804,277,600
Sysco Corp.	13,300,000	423,339,000
Wal-Mart Stores, Inc.	1,000,000	73,960,000
Total Consumer Staples		3,246,328,260

Energy - 3.6%
ConocoPhillips	2,000,000	139,020,000
Exxon Mobil Corp.	2,900,000	249,516,000
Total Energy		388,536,000

Financials - 3.9%
Bank of New York Mellon Corp., The	2,250,000	67,927,500
Goldman Sachs Group, Inc., The	250,000	39,552,500
Northern Trust Corp.	550,000	29,914,500
Resource America, Inc., Class A	215,000	1,726,450
State Street Corp.	925,000	60,818,750
US Bancorp	4,000,000	146,320,000
Wells Fargo & Co.	1,850,000	76,442,000
Total Financials		422,701,700

Health Care - 13.3%
Becton, Dickinson and Co.	670,000	67,013,400
Covidien PLC	800,000	48,752,000
CR Bard, Inc.	4,280,000	493,056,000
Johnson & Johnson	3,800,000	329,422,000
Patterson Cos., Inc.	650,000	26,130,000
Stryker Corp.	5,100,000	344,709,000
WellPoint, Inc.	1,600,000	133,776,000
Total Health Care		1,442,858,400

Industrials - 1.4%
CH Robinson Worldwide, Inc.	2,600,000	154,856,000

Information Technology - 13.8%
Blackberry, Ltd.*,1	2,190,000	17,410,500

	Shares	Value
Cisco Systems, Inc.	19,650,000	$460,203,000
Corning, Inc.	5,350,000	78,056,500
Dell, Inc.	8,180,000	112,638,600
Hewlett-Packard Co.	1,965,000	41,225,700
Microsoft Corp.	14,000,000	466,340,000
Oracle Corp.	9,960,000	330,373,200
Total Information Technology		1,506,247,500

Materials - 0.8%
Sigma-Aldrich Corp.	944,000	80,523,200
Total Common Stocks (cost $6,602,270,337)		8,646,840,274

	Principal Amount
Short-Term Investments - 21.1%

Repurchase Agreements - 0.1%[3]
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.070%, total to be received $3,215,585 (secured by various U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $3,279,901)	$3,215,579	3,215,579
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/13, due 10/01/13, 0.080%, total to be received $3,215,586 (secured by various U.S. Government Agency Obligations, 1.359% - 7.000%, 02/01/16 - 05/01/46, totaling $3,279,891)	3,215,579	3,215,579
Mizuho Securities USA, Inc., dated 09/30/13, due 10/01/13, 0.130%, total to be received $3,215,591 (secured by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/02/14 - 09/01/45, totaling $3,279,891)	3,215,579	3,215,579
Morgan, Stanley & Co., LLC, dated 09/30/13, due 10/01/13, 0.060%, total to be received $3,215,584 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $3,279,892)	3,215,579	3,215,579
UBS Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $676,934 (secured by various U.S. Government Agency Obligations, 0.000% - 9.875%, 10/15/13 - 02/15/43, totaling $690,473)	676,933	676,933
Total Repurchase Agreements		13,539,249

20

Yacktman Focused Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 21.0%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.04%	$390,194,076	$390,194,076
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,019,685,645	1,019,685,645
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	434,902,368	434,902,368
JPMorgan Prime Money Market Fund, Capital Shares, 0.06%	440,097,870	440,097,870
Total Other Investment Companies		2,284,879,959
Total Short-Term Investments (cost $2,298,419,208)		2,298,419,208

Value
Total Investments - 100.6% (cost $8,900,689,545)	$10,945,259,482
Other Assets, less Liabilities - (0.6)%	(61,378,712)
Net Assets - 100.0%	$10,883,880,770

21

Yacktman Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 78.5%

Consumer Discretionary - 15.0%
Apollo Group, Inc., Class A*	3,300,000	$68,673,000
Comcast Corp., Class A	4,700,000	203,839,000
Liberty Interactive Corp., Class A*	2,900,000	68,063,000
News Corp., Class A*	5,547,000	89,084,820
Staples, Inc.	2,000,000	29,300,000
Twenty-First Century Fox, Inc., Class A	31,400,000	1,051,900,000
Viacom, Inc., Class B	4,730,000	395,333,400
Total Consumer Discretionary		1,906,193,220

Consumer Staples - 26.5%
Avon Products, Inc.	8,400,000	173,040,000
Clorox Co., The	2,365,000	193,267,800
Coca-Cola Co., The	16,267,000	616,193,960
Colgate-Palmolive Co.	1,340,000	79,462,000
Lancaster Colony Corp.	460,000	36,013,400
PepsiCo, Inc.	11,735,000	932,932,500
Procter & Gamble Co., The	10,050,000	759,679,500
Sysco Corp.	13,960,000	444,346,800
Wal-Mart Stores, Inc.	1,700,000	125,732,000
Total Consumer Staples		3,360,667,960

Energy - 3.8%
ConocoPhillips	2,750,000	191,152,500
Exxon Mobil Corp.	3,300,000	283,932,000
Total Energy		475,084,500

Financials - 5.5%
Bank of America Corp.	5,000,000	69,000,000
Bank of New York Mellon Corp., The	4,200,000	126,798,000
Goldman Sachs Group, Inc., The	350,000	55,373,500
Janus Capital Group, Inc.	4,130,000	35,146,300
Resource America, Inc., Class A	659,226	5,293,585
State Street Corp.	1,140,000	74,955,000
US Bancorp	6,500,000	237,770,000
Wells Fargo & Co.	2,100,000	86,772,000
Total Financials		691,108,385

Health Care - 11.5%
Becton, Dickinson and Co.	780,000	78,015,600
Covidien PLC	850,000	51,799,000
CR Bard, Inc.	3,884,100	447,448,320
Johnson & Johnson	4,050,000	351,094,500
Patterson Cos., Inc.	2,050,000	82,410,000
Stryker Corp.	4,900,000	331,191,000
WellPoint, Inc.	1,406,800	117,622,548
Total Health Care		1,459,580,968

	Shares	Value
Industrials - 1.4%
CH Robinson Worldwide, Inc.	2,900,000	$172,724,000

Information Technology - 14.1%
Blackberry, Ltd.*,1	2,564,000	20,383,800
Cisco Systems, Inc.	21,912,000	513,179,040
Corning, Inc.	6,250,000	91,187,500
Dell, Inc.	9,272,000	127,675,440
eBay, Inc.*	1,250,000	69,737,500
Hewlett-Packard Co.	2,878,000	60,380,440
Intel Corp.	2,300,000	52,716,000
Microsoft Corp.	15,350,000	511,308,500
Oracle Corp.	10,428,500	345,913,345
Total Information Technology		1,792,481,565

Materials - 0.7%
Sigma-Aldrich Corp.	1,096,000	93,488,800
Total Common Stocks (cost $7,253,232,677)		9,951,329,398

	Principal Amount
Short-Term Investments - 21.7%

Repurchase Agreements - 0.2%[3]
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.070%, total to be received $3,766,600 (secured by various U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $3,841,937)	$3,766,593	3,766,593
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/13, due 10/01/13, 0.080%, total to be received $3,766,601 (secured by various U.S. Government Agency Obligations, 1.359%- 7.000%, 02/01/16 - 05/01/46, totaling $3,841,925)	3,766,593	3,766,593
Mizuho Securities USA, Inc., dated 09/30/13, due 10/01/13, 0.130%, total to be received $3,766,607 (secured by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/02/14 - 09/01/45, totaling $3,841,925)	3,766,593	3,766,593

22

Yacktman Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 0.2% (continued)[3]
Morgan, Stanley & Co., LLC, dated 09/30/13, due 10/01/13, 0.060%, totalto be received $3,766,599 (secured byvarious U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $3,841,926)	$3,766,593	$3,766,593
UBS Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $792,930 (secured by various U.S. Government Agency Obligations, 0.000% - 9.875%, 10/15/13 - 02/15/43, totaling $808,789)	792,929	792,929
Total Repurchase Agreements		15,859,301

	Shares	Value
Other Investment Companies - 21.5%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.04%	$450,237,711	$450,237,711
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,285,933,751	1,285,933,751
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	490,061,880	490,061,880
JPMorgan Prime Money Market Fund, Capital Shares, 0.06%	500,134,934	500,134,934
Total Other Investment Companies		2,726,368,276

Total Short-Term Investments (cost $2,742,227,577)		2,742,227,577

Total Investments - 100.2% (cost $9,995,460,254)		$12,693,556,975
Other Assets, less Liabilities - (0.2)%		(19,695,848)
Net Assets - 100.0%		$12,673,861,127

23

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$874,058,889	$381,023,481	$(16,149,630)	$364,873,851
TimesSquare Mid Cap Growth Fund	1,495,200,372	593,104,978	(42,405,943)	550,699,035
TimesSquare International Small Cap Fund	2,403,138	343,384	(116,833)	226,551
Skyline Special Equities Portfolio	524,192,918	112,206,164	(1,290,004)	110,916,160
GW&K Small Cap Equity Fund	197,266,456	58,394,564	(2,196,725)	56,197,839
GW&K Municipal Enhanced Yield Fund	262,716,824	849,150	(16,054,992)	(15,205,842)
GW&K Municipal Bond Fund	288,741,570	2,717,291	(5,287,983)	(2,570,692)
Renaissance Large Cap Growth Fund	23,972,105	6,588,072	(328,172)	6,259,900
Yacktman Focused Fund	8,902,937,520	2,109,758,936	(67,436,974)	2,042,321,962
Yacktman Fund	9,999,396,485	2,776,215,157	(82,054,667)	2,694,160,490

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$209,391	0.1%

[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$45,265,536	3.8%
TimesSquare Mid Cap Growth Fund	30,511,546	1.5%
TimesSquare International Small Cap Fund	14,759	0.6%
Skyline Special Equities Portfolio	11,044,393	1.8%
GW&K Small Cap Equity Fund	3,930,004	1.6%
Yacktman Focused Fund	13,049,249	0.1%
Yacktman Fund	15,278,235	0.1%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of Illiquid securities at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$32,620	0.003%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Yield shown represents the September 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

24

Notes to Schedule of Portfolio Investments (continued)

[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$5,049,823	2.0%
GW&K Municipal Bond Fund	17,748,381	6.2%

[6]	Variable Rate Security. The rate listed is as of September 30, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.

Country	TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap
Australia	6.3%	6.5%
Austria	2.8%	2.9%
Belgium	0.5%	0.1%
China	1.5%	1.6%
Denmark	1.4%	1.5%
Finland	0.8%	0.8%
France	6.5%	6.7%
Germany	8.7%	8.1%
Hong Kong	1.0%	3.1%
India	0.8%	0.9%
Indonesia	1.5%	1.5%
Ireland	3.4%	3.2%
Israel	1.5%	1.6%
Italy	4.7%	4.6%
Japan	22.4%	23.7%
Luxembourg	0.9%	0.2%
Malaysia	1.9%	2.0%
Norway	1.3%	1.4%
Poland	0.5%	0.5%
Spain	1.2%	1.7%
Sri Lanka	0.8%	0.0%
Switzerland	3.2%	3.3%
Taiwan	1.3%	1.3%
Turkey	1.4%	1.4%
United Kingdom	20.2%	20.3%
United States	1.5%	0.3%
Supranational & Other	2.0%	0.8%

	100.0%	100.0%

*	As a percentage of total market value on September 30, 2013.

25

Notes to Schedule of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of September 30, 2013, the securities in Renaissance Large Cap Growth Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks
Information Technology	$417,779,566	—	—	$417,779,566
Industrials	295,981,757	—	—	295,981,757
Health Care	140,255,321	—	—	140,255,321
Consumer Discretionary	91,964,875	—	—	91,964,875
Financials	84,068,483	—	—	84,068,483
Energy	65,161,073	$14,620	—	65,175,693
Consumer Staples	52,143,736	—	—	52,143,736
Materials	15,047,900	—	—	15,047,900
Warrants	—	18,000	—	18,000
Short-Term Investments
Repurchase Agreements	—	46,807,406	—	46,807,406
Other Investment Companies	29,690,003	—	—	29,690,003

Total Investments in Securities	$1,192,092,714	$46,840,026	—	$1,238,932,740

26

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,950,606,210	—	—	$1,950,606,210
Short-Term Investments
Repurchase Agreements	—	$30,935,207	—	30,935,207
Other Investment Companies	64,357,990	—	—	64,357,990

Total Investments in Securities	$2,014,964,200	$30,935,207	—	$2,045,899,407

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$119,231	$593,926	—	$713,157
Industrials	—	522,315	—	522,315
Financials	59,377	269,319	—	328,696
Information Technology	38,097	252,344	—	290,441
Health Care	57,478	215,306	—	272,784
Consumer Staples	17,842	137,428	—	155,270
Energy	—	122,900	—	122,900
Materials	—	110,208	—	110,208
Utilities	—	43,901	—	43,901
Telecommunication Services	—	19,610	—	19,610
Short-Term Investments
Repurchase Agreements	—	15,687	—	15,687
Other Investment Companies	34,719	—	—	34,719

Total Investments in Securities	$326,744	$2,302,944	—	$2,629,688

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks†	$594,953,697	—	—	$594,953,697
Short-Term Investments
Repurchase Agreements	—	$11,355,361	—	11,355,361
Other Investment Companies	28,800,020	—	—	28,800,020

Total Investments in Securities	$623,753,717	$11,355,361	—	$635,109,078

27

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Small Cap Equity Fund
Investments in Securities
Common Stocks†	$245,615,841	—	—	$245,615,841
Short-Term Investments
Repurchase Agreements	—	$4,103,431	—	4,103,431
Other Investment Companies	3,745,023	—	—	3,745,023

Total Investments in Securities	$249,360,864	$4,103,431	—	$253,464,295

28

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$232,366,589	—	$232,366,589
Short-Term Investments	$15,144,393	—	—	15,144,393

Total Investments	$15,144,393	$232,366,589	—	$247,510,982

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$269,068,334	—	$269,068,334
Short-Term Investments	$17,102,544	—	—	17,102,544

Total Investments	$17,102,544	$269,068,334	—	$286,170,878

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Yacktman Focused Fund
Investments in Securities
Common Stocks†	$8,646,840,274	—	—	$8,646,840,274
Short-Term Investments
Repurchase Agreements	—	$13,539,249	—	13,539,249
Other Investment Companies	2,284,879,959	—	—	2,284,879,959

Total Investments in Securities	$10,931,720,233	$13,539,249	—	$10,945,259,482

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Yacktman Fund
Investments in Securities
Common Stocks†	$9,951,329,398	—	—	$9,951,329,398
Short-Term Investments
Repurchase Agreements	—	$15,859,301	—	15,859,301
Other Investment Companies	2,726,368,276	—	—	2,726,368,276

Total Investments in Securities	$12,677,697,674	$15,859,301	—	$12,693,556,975

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

As of September 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

29

Notes to Schedule of Portfolio Investments (continued)

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company
REIT:	Real Estate Investment Trust
PSF-GTD	Permanent School Fund Guaranteed

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 12, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 12, 2013